INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

14.	INCOME TAXES

The following table presents the components of the December 31, 2025, 2024 and 2023 provision for income taxes:

	December 31,
	2025	2024	2023
	(in thousands)
Current	$1,697	$2,232	$1,875
Deferred	(314)	(581)	(1,286)
Total income tax expense	$1,383	$1,651	$589

The components of the Company’s income tax provision were as follows for the periods indicated (in thousands):

	December 31,
	2025	2024	2023
	(in thousands)
Current
Morocco	$333	$769	$1,140
Mali	1,191	1,815	561
Burkina Faso	173	(352)	174
Total current income tax expense	$1,697	$2,232	$1,875

Deferred
Morocco	$(469)	$(501)	$(1,286)
Mali	40	(179)	-
Burkina Faso	115	99	-
Total deferred income tax benefit	$(314)	$(581)	$(1,286)
Total income tax expense	$1,383	$1,651	$589

The Company’s effective tax rate was -13%, -8%, and -5% for the year ended December 31, 2025, 2024 and 2023, respectively. The effective tax rate was lower than the Moroccan statutory rate primarily due to unrecognized tax losses and the minimum contribution due to the Moroccan tax authorities levied on revenue and other specific income items.

The current tax expense corresponds to the amounts paid or pending of payment in short-term to the Moroccan tax authorities for the period, according to the Law and Regulations of Morocco. The Company’s filed tax returns from the 2022 through 2025 tax years remain open for examination by the tax authorities under the normal statute of limitations.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

According to tax legislation in Morocco, companies are taxed on the difference between their trading income and expenditure. Business expenses incurred in the operation of the business are generally deductible unless specifically excluded. The Moroccan 2023 Tax Code enacted a tax reform by fixing two target rates as follows:

-	20% for companies with a net tax income lower than Moroccan Dirham (“MAD”) 100 million.

-	35% for companies with a net tax income equal to or higher than MAD 100 million.

All the group’s entities in Morocco will be progressively subject to the 20% income tax rate.

Companies in Mali and Burkina are subject to an income tax of 30% and 27.5% respectively.

For the year ended December 31, 2025, we adopted ASU 2023-09 prospectively. A reconciliation of income tax expense computed at the Moroccan statutory tax rate to the income tax expense reported in the consolidated statements of operations pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025 is as follows:

	December 31, 2025
	$	%

Moroccan tax at statutory rate	$(2,145)	20.0%
Foreign tax effects – Mali permanent differences	25	-0.2%
Foreign tax effects – Mali unrecognized tax losses	173	-1.6%
Foreign tax effects – Mali other local tax effects	390	-3.6%
Morocco Unrecognized tax losses	3,360	-31.3%
Morocco change in valuation allowance	258	-2.4%
Morocco permanent differences	(678)	6.3%
Recalculated tax expense	$1,383	-12.9%

The reconciliation of income tax expense computed at the Moroccan statutory tax rate to the income tax expense for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	December 31,
	2024	2023
	(in thousands)
Net loss	$(23,333)	$(12,551)
Income tax benefit for the period	1,651	589
Loss before tax	(21,682)	(11,962)
Effective tax rate	-8%	-5%
Permanent differences not deductible (taxable) for tax purposes	(3,421)	(3,685)
Unrecognized tax losses	(2,292)	(695)
Other	(280)	1,408
Recalculated tax benefit	$(4,342)	$(2,383)
Statutory tax rate in Morocco	20%	20%

During the years ended December 31, 2025, and 2024, the Company has $55,024 and $40,349, respectively, as cumulative net operating losses of which $29,776 and $19,262 that begin to expire within four years, respectively.

In assessing the realizability of these deferred tax assets, management considers whether it is more-likely-than-not that some portion or all the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those periods in which temporary differences become deductible and/or net operating loss carryforwards can be utilized. The Company considers the level of historical taxable income, scheduled reversal of temporary differences, tax planning strategies, and projected future taxable income in determining whether a valuation allowance is warranted.

The Company maintains a valuation allowance for deferred tax assets that may not be realizable in the future. During the year ended December 31, 2025, the Company reassessed its deferred tax assets and liabilities, including the valuation allowance, in accordance with ASC 740, “Income Taxes.”

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

As of each reporting date, we consider existing evidence, both positive and negative, that could impact our view with regard to future realization of deferred tax assets. Following the release of the aforementioned valuation allowance, we continue to believe it is more likely than not that the benefit for certain net operating loss carryforwards will not be realized. In recognition of this risk, we continue to provide a partial valuation allowance on the deferred tax assets relating to these carryforwards in the amount of $7,414 and $4,889 as of December 31, 2025 and 2024, respectively. These allowance amounts correspond mainly to carryforward losses that are not indefinite,

For the year ended December 31, 2025, we adopted ASU 2023-09 prospectively. The amount of cash income taxes paid by the Company were as follows:

2025
(in thousands)
Morocco	$437
Mali	595
Burkina Faso	70
Total cash income taxes paid	$1,102